Borrowings	12 Months Ended
Dec. 31, 2022
Disclosure Of Financial Instrument [Abstract]
BORROWINGS	BORROWINGS

	As of December 31,
	2022	2021
Bank loans - Syndicated loans (Note a)	$221,405	$224,852
Bank loans - Loans for batteries (Note b)	111,611	87,608
Bank loans - Loans for procurement and operating capital	48,158	21,857
Bonds (Note c)	—	100,000
	$381,174	$434,317

Current	87,982	238,434
Non-current	293,192	195,883
	$381,174	$434,317

Interest rates
Bank loans - Syndicated loans - Loans payables	2.74%-2.93%	2.08%-2.19%
Bank loans - Syndicated loans - Bills payables	—	1.88%
Bank loans - Loans for batteries	2.94%	2.19%
Bank loans - Loans for procurement and operating capital	1.70%-2.29%	0.90%-1.23%
Bonds	—	4.12%
a.Bank loans - Syndicated loans

	As of December 31,
	2022	2021
Loans payables	$221,405	$152,712
Bills payables	—	72,140
	$221,405	$224,852

Current	$13,774	$116,577
Non-current	207,631	108,275
	$221,405	$224,852
In order to replenish the operating fund for purchasing the batteries of electric scooters, for building battery swapping stations and for developing upgraded batteries of electric scooters, Gogoro Network, Taiwan Branch has signed a syndicated loan agreement with Mega International Commercial Bank Co., Ltd. (the “Mega Bank”), the mandated lead arranger, and other banks or financial institutions as participants in August 2016. Such syndicated loan agreement was renewed in March 2019 with a five-year term loan credit facility of NT$7,200,000 thousand (the “2019 Syndicated Loan”).
The 2019 Syndicated Loan was amended in December 2020 and required the Company to maintain the following financial ratios:
1)Liquidity ratio no lower than 100%.
2)Debt ratio ((Total liabilities - Lease liabilities) / Total Equity) no higher than 350% when net profit margin lower than 0%, and no higher than 400% when net profit margin higher than 0%, respectively.
As of December 31, 2021, the liquidity ratio was lower than 100% and debt ratio was higher than 400%. According to the loan agreement, in case of two consecutive failures to meet the above financial ratios or requirements, unless it constituted other breach events, such failure should not be deemed as a breach of loan agreement. However, the Company should submit specific financial improvement measures (including but not limited to capital injection) to the Mega Bank. The Company completed the Mergers and the PIPE Investments on the Closing Date and received approximately $344,757 thousand which in turn significantly improved the Company's liquidity ratio and debt ratio.
Such syndicated loan agreement was further renewed in September 2022 with a five-year term loan credit facility of NT$10,700,000 thousand (the “2022 Syndicated Loan”).
The required financial ratios were amended as follows:
1)Liquidity ratio no lower than 100%.
2)Debt ratio ((Total liabilities - Lease liabilities) / Total Equity) no higher than 400% when net profit margin lower than 0%, and no higher than 450% when net profit margin higher than 0%, respectively.
As of December 31, 2022, the Company maintained the financial ratios.
Refer to Note 8 for information in relation to demand deposits pledged as collateral.
b.Bank loans - Loans for batteries

	As of December 31,
	2022	2021
Loans for batteries	$111,611	$87,608

Current	$26,050	$—
Non-current	85,561	87,608
	$111,611	$87,608
In order to replenish the operating fund for purchasing the batteries of electric scooters, Gogoro Network, Taiwan Branch entered into a facility agreement with the Mega Bank in January 2021 for a two-year term loan of $200,000 thousand.
The loan required the Company to maintain the following financial ratios:
1)Liquidity ratio no lower than 100%.
2)Debt ratio ((Total liabilities - Lease liabilities) / Total Equity) no higher than 350% when net profit margin lower than 0%, and no higher than 400% when net profit margin higher than 0%, respectively.
As of December 31, 2021, the liquidity ratio was lower than 100% and debt ratio was higher than 400%. According to the facility agreement, in case of two consecutive failures to meet the above financial ratios or requirements, unless it constituted other breach events, such failure should not be deemed as a breach of loan agreement. However, the Company should submit specific financial improvement measures (including but not limited to capital injection) to the Mega Bank. The Company completed the Mergers and the PIPE Investments on the Closing Date and received approximately $344,757 thousand which in turn significantly improved the Company’s liquidity ratio and debt ratio.
Such facility agreement was amended in December 2022 to extend the maturity of the outstanding principal amount of NT$3,975,000 thousand to four year and ten months. A modification loss of $900 thousand was recognized in “Finance costs” in profit or loss (Note 18).
The required financial ratios were amended as follows:
1)Liquidity ratio no lower than 100%.
2)Debt ratio ((Total liabilities - Lease liabilities) / Total Equity) no higher than 400% when net profit margin lower than 0%, and no higher than 450% when net profit margin higher than 0%, respectively.
As of December 31, 2022, the Company maintained the financial ratios.
c.Bonds
In July 2018, Gogoro issued unsecured bonds with an notional amount of $100,000 thousand. The major terms of the unsecured bonds were as follows:

Maturity Date	Interest Rate	Payments
July 2022	1st year: 300bps + 90-day Libor rate. 2nd year and 3rd year: 350bps + 90-day Libor rate. 4th year: 400bps + 90-day Libor rate.	Redemption of notional amount: Maturity date Interest payment: Quarterly
The agreement required the Company to maintain a net asset value of $100,000 thousand. The principal and associated interest of the unsecured bonds were fully paid in July 2022.